Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Construction and Housing Portfolio
November 30, 2024
HOU-NPRT3-0125
1.810672.120
Common Stocks - 99.1%
	Shares	Value ($)
UNITED STATES - 99.1%
Consumer Discretionary - 47.3%
Household Durables - 13.0%
Blu Homes Inc (a)(b)(c)	11,990,913	3,717
Cavco Industries Inc (a)	3,924	2,018,898
DR Horton Inc	69,316	11,699,154
KB Home	99,900	8,265,726
Lennar Corp Class A	39,460	6,881,429
Meritage Homes Corp	30,890	5,902,152
NVR Inc (a)	1,155	10,667,095
PulteGroup Inc	183,815	24,864,656
Tempur Sealy International Inc	294,250	16,472,115
Toll Brothers Inc	117,120	19,344,711
TopBuild Corp (a)	45,460	17,758,494
Whirlpool Corp	20,990	2,338,706
		126,216,853
Specialty Retail - 34.3%
Floor & Decor Holdings Inc Class A (a)	146,830	16,475,794
Home Depot Inc/The	407,580	174,904,806
Lowe's Cos Inc	462,825	126,087,415
Williams-Sonoma Inc	77,050	13,254,141
		330,722,156
TOTAL CONSUMER DISCRETIONARY		456,939,009

Industrials - 32.1%
Building Products - 22.0%
AAON Inc	71,210	9,708,771
American Woodmark Corp (a)	32,880	2,984,846
Apogee Enterprises Inc	37,000	3,115,770
Armstrong World Industries Inc	45,320	7,243,496
AZEK Co Inc/The Class A (a)	214,880	11,414,426
Builders FirstSource Inc (a)	122,805	22,899,448
Carlisle Cos Inc	29,310	13,385,877
Carrier Global Corp	312,620	24,187,409
Fortune Brands Innovations Inc	150,920	11,817,036
Johnson Controls International plc	530,051	44,450,077
Simpson Manufacturing Co Inc	41,620	7,841,208
Trane Technologies PLC	119,430	49,709,156
UFP Industries Inc	23,756	3,228,440
		211,985,960
Construction & Engineering - 9.7%
AECOM	114,220	13,360,313
Comfort Systems USA Inc	24,380	12,025,923
EMCOR Group Inc	30,070	15,339,308
Fluor Corp (a)	107,210	6,017,697
Quanta Services Inc	81,969	28,239,961
WillScot Holdings Corp (a)	481,280	18,404,147
		93,387,349
Ground Transportation - 0.1%
U-Haul Holding Co Class N	25,900	1,617,195
Trading Companies & Distributors - 0.3%
Watsco Inc	5,090	2,807,644
TOTAL INDUSTRIALS		309,798,148

Materials - 9.7%
Chemicals - 0.3%
Sherwin-Williams Co/The	7,420	2,948,708
Construction Materials - 9.4%
CRH PLC	373,890	38,237,731
Eagle Materials Inc	24,900	7,692,108
Martin Marietta Materials Inc	57,420	34,452,000
Vulcan Materials Co	36,396	10,486,779
		90,868,618
TOTAL MATERIALS		93,817,326

Real Estate - 10.0%
Real Estate Management & Development - 0.3%
Compass Inc Class A (a)	429,500	3,045,155
Residential REITs - 9.7%
Elme Communities	885,170	14,994,780
Equity Residential	67,090	5,143,118
Essex Property Trust Inc	49,330	15,314,992
Invitation Homes Inc	701,670	24,032,198
Mid-America Apartment Communities Inc	87,310	14,332,810
Sun Communities Inc	153,790	19,428,291
		93,246,189
TOTAL REAL ESTATE		96,291,344

TOTAL UNITED STATES		956,845,827
TOTAL COMMON STOCKS (Cost $527,618,434)		956,845,827

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $7,389,937)	4.64	7,388,460	7,389,937

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $535,008,371)	964,235,764
NET OTHER ASSETS (LIABILITIES) - 0.1%	958,828
NET ASSETS - 100.0%	965,194,592

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,717 or 0.0% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Blu Homes Inc	5/21/20	20,739

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	5,003,395	134,177,760	131,791,779	178,335	561	-	7,389,937	0.0%
Fidelity Securities Lending Cash Central Fund	18,901,475	197,362,174	216,263,649	6,632	-	-	-	0.0%
Total	23,904,870	331,539,934	348,055,428	184,967	561	-	7,389,937

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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